Summary of Significant Accounting Policies - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 472,053	$ 782,719
Lease liabilities	480,968
Operating lease costs	334,918	1,129,612
Costs for short-term leases	48,560	131,079
Cash payments against operating lease liabilities	$ 409,100	$ 927,257
Weighted-average remaining lease term	1 year 7 months 6 days
Weighted-average discount rate (as a percent)	6.00%
ASU2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease liabilities			$ 2,470,968
ASU2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets			$ 2,563,151